Financial instruments and risk management - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Currency translation adjustments	$ 68	$ (83)
Cash and cash equivalents	8,872	8,495
Equity shares not held for trading	318	279
Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Equity shares not held for trading	240	221
Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	8,872	8,495
Level 3
Disclosure of detailed information about financial instruments [line items]
Opening balance	216	147
Currency translation adjustments	16	(12)
Total realised gains/(losses) included in – net operating costs	31	(32)
Total unrealised gains included in – net operating costs	136	22
Total unrealised (losses)/gains transferred into other comprehensive income through cash flow hedges	(105)	34
Additions/acquisition of financial assets	85	88
Disposals/maturity of financial instruments	(207)	(31)
Closing balance	172	216
Net gains included in the income statement for assets and liabilities held at year end	113	3
Level 3 | Royalty receivables | Forward Commodity Price And Mine Production, Measurement Input | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	275	252
Level 3 | Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Level 1 | Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3,725	4,893
Level 2 | Provisionally priced receivables | Applicable Forward Quoted Metal Prices, Measurement Input | Closely Related Listed Product
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value	1,431	1,374
Level 2 | Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 0	$ 0